As filed with the Securities and Exchange Commission on November 16, 2015

Securities Act File No. 033-38074

Investment Company Act No. 811-06260

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 68	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 66	☒

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST

1180 W. Swedesford Road, Suite 150

Berwyn, PA 19312

(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: 1-800-220-8888

Copies of Communications to:

Jonathan Kopcsik

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

Jeffry H. King, Sr.

Quaker Investment Trust

1180 W. Swedesford Road, Suite 150

Berwyn, PA 19312

610-455-2299

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
•	on (date) pursuant to paragraph (b)
•	60 days after filing pursuant to paragraph (a)(1)
•	On (date) pursuant to paragraph (a)(1)
•	On (date) pursuant to paragraph (a)(3)
•	75 days after filing pursuant to paragraph (a)(2)
•	On (date) pursuant to paragraph (a)(2) of rule 485

This Post-Effective Amendment (“PEA”) No. 68] to the Registration Statement of Quaker Investment Trust on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 67 filed on October 28, 2015. This PEA No. 68 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 67 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 68 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, PA on the 16h day of November, 2015.

QUAKER INVESTMENT TRUST

By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 68 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.	Chief Executive Officer / Chairman and Trustee	November 16, 2015

/s/ Laurie Keyes
Laurie Keyes	Treasurer and Trustee	November 16, 2015

/s/ James R. Brinton
James R. Brinton*	Trustee	November 16, 2015

/s/ Gary E. Shugrue
Gary E. Shugrue*	Trustee	November 16, 2015

/s/ Warren West
Warren West*	Trustee	November 16, 2015

/s/ Everett T. Keech
Everett T. Keech*	Trustee	November 16, 2015

*By:	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE